7. COMMON SHARES	12 Months Ended
Jun. 30, 2021
SHAREHOLDERS' EQUITY
COMMON SHARES

At June 30, 2021, the Company’s authorized capital consisted of 50,000,000 of common shares with a $0.001 par value and 18,296,511 shares were issued and outstanding.

During the period ended June 30, 2020, the Company incurred the following transactions:

On November 4, 2019, the Company issued 8,000,000 shares to the founders with a fair value of $8,000 in exchange for services.

On November 15, 2019, the Company issued 1,000,000 shares to two non-related parties with a fair value of $10,000 in exchange for services.

During the period from November 15, 2019 to June 30, 2020, the Company completed various private placements whereby a total of 3,406,236 common shares were issued at a price of $0.05 per share for a total value of $170,312. As at June 30, 2020, $24,500 of the subscriptions still remained receivable.

During the year ended June 30, 2021, the Company incurred the following transactions:

During the period from July 2, 2020 to July 31, 2020, the Company completed various private placements whereby a total of 500,000 common shares were issued at a price of $0.05 per share for a total value of $25,000.

During the period from November 24, 2020 to June 30, 2021, the Company completed various private placements whereby a total of 4,541,190 common shares were issued at a price of $0.25 per share for a total value of $1,135,298. As at June 31, 2021, $10,500 of the subscriptions still remained receivable.

On December 28, 2020, the Company issued 110,000 shares to a non-related party at a price of $0.10 per share for a total value of $11,000 as commitment shares in exchange for services related to the issuance of convertible debt on Note 8 (c).

On March 29, 2021, the Company issued 88,000 shares to a non-related party at a price of $0.25 per share for a total value of $22,000 as debt issuance costs related to the issuance of convertible debt on Note 8 (d).

On March 29, 2021, the Company issued 100,000 shares to a director of the Company at a price of $0.25 per share for a total value of $25,000 in exchange for services.

On April 12, 2021, the Company issued 400,000 shares to a non-related party at a price of $0.25 per share for a total value of $100,000 in exchange for services. A portion of the services are yet to be incurred and have been recorded as prepaid expenses for a total value of $56,312.

On April 15, 2021, the Company issued 100,000 shares to a non-related party at a price of $0.25 per share for a total value of $25,000 in exchange for services. A portion of the services are yet to be incurred and have been recorded as prepaid expenses for a total value of $18,750.

On June 21, 2021, the Company issued 41,085 shares to a non-related party at a price of $0.73 per share for a total value of $30,000 as settlement of debt.

On June 25, 2021, the Company issued 10,000 shares to a non-related party at a price of $0.85 per share for a total value of $8,500 as settlement of debt.

Warrants

On December 28, 2020, the Company granted 1,100,000 warrants with a contractual life of two years and exercise price of $0.25 per share to a lender as part of the convertible debt financing transaction (Note 8 (b)). The warrants were valued at $145,744 using the Black Scholes Option Pricing Model.

On March 25, 2021, the Company granted 1,100,000 warrants with a contractual life of two years and exercise price of $0.25 per share to a lender as part of the convertible debt financing transaction (Note 8 (c)). The warrants were valued at $147,266 using the Black Scholes Option Pricing Model.

On April 22, 2021, the Company granted 506,838 warrants with a contractual life of two years and exercise price of $0.25 per share to a lender as part of the convertible debt financing transaction (Note 8 (a)). The warrants were valued at $399,087 using the Black Scholes Option Pricing Model.

On April 28, 2021, the Company granted 307,408 warrants with a contractual life of two years and exercise price of $0.25 per share to a lender as part of the convertible debt financing transaction (Note 8 (a)). The warrants were valued at $196,399 using the Black Scholes Option Pricing Model.

The Black Scholes Option Pricing Model assumptions used in the valuation of the warrants are outlined below. The stock price was based on recent issuances. Expected life was based on the expiry date of the warrants as the Company did not have historical exercise data of such warrants.

June 30, 2021
Stock price	$0.85 - $0.25
Risk-free interest rate	0.13%-0.17%
Expected life	2 Years
Expected dividend rate	0
Expected volatility	102.03% - 206.63%

Continuity of the Company’s common stock purchase warrants issued and outstanding is as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding, June 30, 2020	-	$-
Granted	3,014,246	0.25
Exercised	-	-
Expired	-	-
Outstanding, June 30, 2021	3,014,246	$0.25

As at June 30, 2021, the weighted average remaining contractual life of warrants outstanding was 1.21 years with an intrinsic value of $0.25.